UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1. Name and address of issuer:     Oppenheimer Integrity Funds
                                   6803 South Tucson Way
                                   Englewood, Colorado 80112


2. Name of each series or class of securities  for which this Form is filed
(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

     Oppenheimer Value Stock Fund

3. Investment Company Act File Number: 811-3420

   Securities Act File Number:          2-76547

4(a). Last day of fiscal year for which this Form is filed: 7/24/97 (date ceased operations)

4(b). / X / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). / / Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during
             the fiscal year pursuant to section 24(f):         $96,164,873
                                                                ----------------

      (ii)   Aggregate  price of securities redeemed
             or repurchased during the fiscal year:             $301,380,618
                                                                ----------------

      (iii)  Aggregate price of securities redeemed
             or repurchased during any prior fiscal
             year ending no earlier than October 11,
             1995 that were not previously used to
             reduce registration fees payable to the
             Commission:                                        $ -0-
                                                                ----------

      (iv)   Total available redemption credits
             [add items 5(ii) and 5(iii)]:                      $301,380,618
                                                                ----------------

      (v)    Net sales - if Item 5(i) is greater than Item
             5(iv)[subtract Item 5(iv) from Item 5(i)]:         $ n/a
                                                                ----------------

      (vi)   Redemption credits available for use
             in future years -- if Item 5(i) is
             less than Item 5(iv) [subtract Item                  n/a
      5(iv) from Item 5(i)]:                                    ----------------

      (vii)  Multiplier for determining registration fee (See
             Instruction C.9):                                   x 1/3300
                                                                ----------------

      (viii) Registration fee due [multiple Item 5(v) by Item
             5(vii)] (enter "0" if no fee is due):               =$ -0-
                                                                ================
6.    Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
                                                                 352,224
                                                                ----------------

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
                                                                   -0-
                                                                 ---------------

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                  +$-0-
                                                                 ---------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$-0-
                                                                 ===============
9.    Date the  registration  fee and any  interest  payment  was sent to the
      Commission's lockbox depository:                           n/a


          Method of Delivery:                         /   / Wire Transfer
                                                     /   / Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By: /s/ Robert J. Bishop
-------------------------------------
Robert J. Bishop, Assistant Treasurer

Date:  October 30, 1997

cc: Allan Adams, Esq.
     Katherine P. Feld, Esq.
     Gloria LaFond